Right-of-use assets	12 Months Ended
Dec. 31, 2025
Right-of-use assets
Right-of-use assets

8. Right-of-use assets

Year ended December 31, 2024	Properties	Equipment	Total
Opening net book amount	328,524	1,808	330,332
Depreciation charge	(73,337)	(677)	(74,014)
Effect of lease modifications	23,940	—	23,940
Disposals	(7,408)	—	(7,408)
Assets transferred to Neurosterix Pharma Sàrl	(230,141)	(1,131)	(231,272)
Closing net book amount	41,578	—	41,578

As of December 31, 2024	Properties	Equipment	Total
Cost	111,642	—	111,642
Accumulated depreciation	(70,064)	—	(70,064)
Net book value	41,578	—	41,578

Year ended December 31, 2025	Properties	Equipment	Total
Opening net book amount	41,578	—	41,578
Depreciation charge	(8,048)	—	(8,048)
Effect of lease modifications	—	—	—
Disposals	—	—	—
Assets transferred to Neurosterix Pharma Sàrl	—	—	—
Closing net book amount	33,530	—	33,530

As of December 31, 2025		Properties	Total
Cost		111,642	111,642
Accumulated depreciation		(78,112)	(78,112)
Net book value		33,530	33,530

The gross value of the right of use assets relate to an office space rent by the Group. The cash outflows for the principal element of lease payment amounted to CHF 7,306 for the twelve-month period ended December 31, 2025 (CHF 73,688 for the twelve-month period ended December 31, 2024). The maturity analysis of lease liabilities is presented under note 3.2.